Related Party (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Management fees		$ 10,000		$ 10,000
President and CEO [Member]
Pocket expenditures				300
Management fees				$ 10,000
Salary per month	$ 8,000
Salary percentage	5.00%
President and CEO [Member] | Series B Preferred Stock [Member]
Voting shares				10,000
Voting rights				The President and CEO of the Company currently holds 10,000 Series B Preferred Super Voting shares which he is entitled to 51% voting rights no matter how many shares of common stock or other voting stock of the Company are issued or outstanding in the future, such that he shall always have majority voting control of the Company.